Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of the reconciliation of basic and diluted loss per share
The following table sets forth the reconciliation of basic and d ilu
ted loss per share for the years ended December 31, 2024 and 2023 (in thousands except per share data):

	Year Ended December 31,
	2024	2023
Net loss	$(72,807)	$(114,331)
Premium on redemption of Series A Preferred Stock	—	(52,645)

Net loss for basic loss per share available to common stockholders	$(72,807)	$(166,976)

Reversal of mark-to-market adjustment for liability classified warrants	(8,895)	—

Net loss for diluted loss per share available to common stockholders	$(81,702)	$(166,976)

Weighted average number of shares outstanding	124,636	130,298
Weighted average common stock warrants exercisable for nominal consideration	6,500	—

Weighted average number of shares, basic	131,136	130,298
Effect of dilutive securities	2,939	—

Weighted average number of shares, diluted	134,075	130,298
Loss per share
Basic	$(0.56)	$(1.28)
Diluted	$(0.61)	$(1.28)

Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,
	2024	2023
Stock options	35,985,182	33,123,798
Public Warrants	5,467,692	6,854,309
February 2024 BDO Firm Warrants	3,803,447	—
April 2024 RDO Placement Agent Warrants	1,200,000	—
Retainer Shares	14,000,000	4,000,000
Private Warrants	1,000,000	3,613,383
February 2024 BDO Representative Warrants	470,588	—
Shares Issuable pursuant to the ESPP	77,167	29,806
Shares issuable under the SIPA	300,000	—
Convertible Debentures	—	546,921
October 2024 Plac em ent Agent Warrants	3,669,724	—
December 2024 RDO Common Warrants	57,512,958	—
StockBlock Warrants	4,601,036	—
Shares issuable under Tranche B Notes	40,551,607	—

Total	168,639,401	48,168,217